RBC FUNDS TRUST

RBC Emerging Markets Small Cap Equity Fund

RBC Global Opportunities Fund

RBC International Opportunities Fund

(the “Funds”)

Supplement dated October 2, 2017 to the RBC Global Equity Funds Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated July 28, 2017 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

I.	The Funds’ Board of Trustees has approved an extension and increase of the contractual fee waiver on the advisory fee, effective October 2, 2017, which is intended to lower the Funds’ net expense levels and thereby make the Funds more competitively priced. In addition, effective October 2, 2017, the RBC Global Opportunities Fund’s investment advisory fee is lowered from 0.85% to 0.76%.

To reflect these changes, the Prospectus is hereby amended as follows:

1.	In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 7 and the “Example” table and accompanying introductory paragraph on pages 7 and 8 are deleted in their entirety and replaced with the following:

RBC Emerging Markets Small Cap Equity Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	3.52%	3.51%
Total Annual Fund Operating Expenses	5.02%	4.76%
Fee Waiver and/or Expense Reimbursement[3]	(3.32)%	(3.31)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.70%	1.45%

1

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.
3	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.70% of the Fund’s average daily net assets for Class A shares and 1.45% for Class I shares. This expense limitation agreement is in place until July 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$738	$148
Three Years	$1,462	$866
Five Years	$2,466	$1,886
Ten Years	$4,974	$4,458

2.	In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 13 and the “Example” table and accompanying introductory paragraph on page 13 are deleted in their entirety and replaced with the following:

RBC Global Opportunities Fund

	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.76%	0.76%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	2.41%	76.40%
Total Annual Fund Operating Expenses	3.17%	77.16%
Fee Waiver and/or Expense Reimbursement[2]	(2.31)%	(76.35)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.86%	0.81%
1	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual advisory fee rate and operating expense limits that became effective on October 2, 2017.
2	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.86% of the Fund’s average daily net assets for Class I shares and 0.81% for Class R6 shares. This expense limitation agreement is in place until July 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class R6
One Year	$88	$83
Three Years	$566	$6,133
Five Years	$1,276	$7,806
Ten Years	$3,169	$7,946

3.	In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 19 and the “Example” table and accompanying introductory paragraph on page 19 are deleted in their entirety and replaced with the following:

RBC International Opportunities Fund

	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	1.04%	76.28%
Total Annual Fund Operating Expenses	1.84%	77.08%
Fee Waiver and/or Expense Reimbursement[2]	(0.95)%	(76.24)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.89%	0.84%
1	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.
2	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.89% of the Fund’s average daily net assets for Class I shares and 0.84% for Class R6 shares. This expense limitation agreement is in place until July 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class R6
One Year	$91	$86
Three Years	$405	$6,133
Five Years	$829	$7,810
Ten Years	$2,011	$7,952

4.	In the section entitled “Management-Investment Advisor” the second table and corresponding introductory sentence on page 35 are deleted in their entirety and replaced with the following:

The Advisor has contractually agreed to waive fees and/or pay operating expenses through July 31, 2019 for the RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund to maintain net annual fund operating expenses as set forth below.

	Class A	Class I	Class R6
RBC Emerging Markets Small Cap Equity Fund	1.70%	1.45%	N/A
RBC Global Opportunities Fund	N/A	0.86%	0.81%
RBC International Opportunities Fund	N/A	0.89%	0.84%

II.	The Fee Rate listed in the first table on page 22 of the SAI is changed from 0.85% to 0.76% with respect to the RBC Global Opportunities Fund.

III.

The Funds’ Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Funds to reflect the modified structure of the contractual expense limitations in effect with the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC Ultra-Short Fixed Income Fund

(the “Fund”)

Supplement dated October 2, 2017 to the RBC Fixed Income Funds Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated July 28, 2017 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

I.	The Fund’s Board of Trustees has approved an extension and increase of the contractual fee waiver on the advisory fee, effective October 2, 2017, which is intended to lower the Fund’s net expense levels and thereby make the Fund more competitively priced. In addition, effective October 2, 2017, the Fund’s investment advisory fee is lowered from 0.25% to 0.23%.

To reflect these changes, the Prospectus is hereby amended as follows:

1.	In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 8 and the “Example” table and accompanying introductory paragraph on page 8 are deleted in their entirety and replaced with the following:

RBC Ultra-Short Fixed Income Fund

	Class I	Class F
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.23%	0.23%
Distribution and Service (12b-1) Fees	None	0.10%
Other Expenses	0.89%	0.95%
Total Annual Fund Operating Expenses	1.12%	1.28%
Fee Waiver and/or Expense Reimbursement[2]	(0.84)%	(0.90)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.28%	0.38%
1	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual advisory fee rate and operating expense limits that became effective on October 2, 2017.

2	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.28% of the Fund’s average daily net assets for Class I shares and 0.38% for Class F shares. This expense limitation agreement is in place until July 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class F
One Year	$29	$39
Three Years	$199	$238
Five Years	$464	$539
Ten Years	$1,221	$1,396

2.	In the section entitled “Management-Investment Advisor” the second table and corresponding introductory sentence on page 31 are deleted in their entirety and replaced with the following:

The Advisor has contractually agreed to waive fees and/or pay operating expenses through July 31, 2018 for the RBC Short Duration Fixed Income Fund and through July 31, 2019 for the RBC Ultra-Short Fixed Income Fund in order to maintain net annual fund operating expenses of the Funds as set forth below:

	Class I	Class F
RBC Short Duration Fixed Income Fund	0.35%	0.45%
RBC Ultra-Short Fixed Income Fund	0.28%	0.38%

II.	The Fee Rate listed in the first full table on page 32 of the SAI is changed from 0.25% to 0.23% of average daily net assets with respect to the Fund.

III.

The Fund’s Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Fund to reflect the modified structure of the contractual expense limitations in effect with the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

RBC FUNDS TRUST

RBC SMID Cap Growth Fund

RBC Small Cap Value Fund

(the “Funds”)

Supplement dated October 2, 2017 to the RBC Equity Funds Prospectus (“Prospectus”) dated January 27, 2017 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

I.	The Funds’ Board of Trustees has approved an extension and increase of the contractual fee waiver on the advisory fee, effective October 2, 2017, which is intended to lower the Funds’ net expense levels and thereby make the Funds more competitively priced.

To reflect these changes, the Prospectus is hereby amended as follows:

1.	In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 6 and the “Example” table and accompanying introductory paragraph on page 7 are deleted in their entirety and replaced with the following:

RBC SMID Cap Growth Fund

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None [1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.51%	0.35%	0.28%
Total Annual Fund Operating Expenses	1.46%	1.05%	0.98%
Fee Waiver and/or Expense Reimbursement[3]	(0.39)%	(0.23)%	(0.21)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.07%	0.82%	0.77%
1	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.

3	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.07% of the Fund’s average daily net assets for Class A shares, 0.82% for Class I shares and 0.77% for Class R6 shares. This expense limitation agreement is in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$678	$84	$79
Three Years	$961	$303	$284
Five Years	$1,279	$549	$514
Ten Years	$2,178	$1,254	$1,176

2.	In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 26 and the “Example” table and accompanying introductory paragraph on page 26 are deleted in their entirety and replaced with the following:

RBC Small Cap Value Fund

	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	1.91%	1.91%
Total Annual Fund Operating Expenses	2.71%	2.71%
Fee Waiver and/or Expense Reimbursement[2]	(1.76)%	(1.81)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.95%	0.90%
1	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.
2	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.95% of the Fund’s average daily net assets for Class I shares and 0.90% for Class R6 shares. This expense limitation agreement is in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

2

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class R6
One Year	$97	$92
Three Years	$614	$608
Five Years	$1,221	$1,216
Ten Years	$2,865	$2,860

3.	In the section entitled “Management-Investment Advisor” the first sentence of the first footnote to the table on page 39 is deleted in its entirety and replaced with the following:

The Advisor has contractually agreed to waive fees and/or pay operating expenses through January 31, 2018 for the RBC Mid Cap Value Fund, the RBC Enterprise Fund, the RBC Small Cap Core Fund, and the RBC Microcap Value Fund and through January 31, 2019 for the RBC SMID Cap Growth Fund and the RBC Small Cap Value Fund, in order to maintain net annual fund operating expenses of the Funds as set forth under each Fund’s “Fees and Expenses of the Fund.”

II.

The Funds’ Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Funds to reflect the modified structure of the contractual expense limitations in effect with the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

RBC BlueBay Diversified Credit Fund

(the “Funds”)

Supplement dated October 2, 2017 to the RBC BlueBay Funds Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated January 27, 2017 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

I.	The Funds’ Board of Trustees has approved an extension and increase of the contractual fee waiver on the advisory fee, effective October 2, 2017, which is intended to lower the Funds’ net expense levels and thereby make the Funds more competitively priced. In addition, effective October 2, 2017, the RBC BlueBay Diversified Credit Fund’s investment advisory fee is lowered from 0.85% to 0.59%.

To reflect these changes, the Prospectus is hereby amended as follows:

1.	In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on pages 1 and 2 and the “Example” table and accompanying introductory paragraph on page 2 are deleted in their entirety and replaced with the following:

RBC BlueBay Emerging Market Select Bond Fund

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)[1]	None	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	3.54%	1.04%	1.03%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	4.55%	1.80%	1.79%
Fee Waiver and/or Expense Reimbursement[4]	(3.42)%	(0.92)%	(0.96)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.13%	0.88%	0.83%
1

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.

3

Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.12% of the Fund’s average daily net assets for Class A shares, 0.87% for Class I shares and 0.82% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$535	$90	$85
Three Years	$1,338	$445	$437
Five Years	$2,266	$858	$848
Ten Years	$4,622	$2,013	$1,998

2.	In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 38 and the “Example” table and accompanying introductory paragraph on pages 38 and 39 are deleted in their entirety and replaced with the following:

RBC BlueBay Diversified Credit Fund

	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.59%	0.59%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.44%	0.44%
Total Annual Fund Operating Expenses	1.03%	1.03%
Fee Waiver and/or Expense Reimbursement[2]	(0.34)%	(0.39)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.69%	0.64%
1	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual advisory fee rate and operating expense limits that became effective on October 2, 2017.

2	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.69% of the Fund’s average daily net assets for Class I shares and 0.64% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to

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do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class R6
One Year	$70	$65
Three Years	$282	$275
Five Years	$524	$517
Ten Years	$1,218	$1,212

3.	In the section entitled “Management-Investment Advisor” the second table and corresponding introductory sentence on page 75 and the table and introductory sentence on page 76 of the Prospectus are deleted in their entirety and replaced with the following:

The Advisor has contractually agreed to waive fees and/or pay operating expenses through January 31, 2018 for the RBC BlueBay Emerging Market Corporate Bond Fund, the RBC BlueBay Global High Yield Bond Fund, the RBC BlueBay Global Convertible Bond Fund, the RBC BlueBay Absolute Return Fund, and the RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and through January 31, 2019 for the RBC BlueBay Emerging Market Select Bond Fund and the RBC BlueBay Diversified Credit Fund in order to maintain net annual fund operating expenses of the Funds as set forth below:

	Class A	Class C	Class I	Class R6
RBC BlueBay Emerging Market Select Bond Fund	1.12%	N/A	0.87%	0.82%
RBC BlueBay Emerging Market Corporate Bond Fund	0.97%	N/A	0.72%	N/A
RBC BlueBay Global High Yield Bond Fund	0.82%	N/A	0.57%	N/A
RBC BlueBay Global Convertible Bond Fund	N/A	N/A	0.85%	N/A
RBC BlueBay Absolute Return Fund	1.20%	1.95%	0.95%	N/A
RBC BlueBay Diversified Credit Fund	N/A	N/A	0.69%	0.64%
RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	N/A	N/A	1.25%	N/A

In addition, the Advisor has contractually agreed to waive fees and/or pay operating expenses through October 31, 2017 for the RBC BlueBay Emerging Market Corporate Bond Fund and the RBC BlueBay Global High Yield Bond Fund in order to maintain net annual fund operating expenses of the Funds as set forth below.

	Class A	Class I
RBC BlueBay Emerging Market Corporate Bond Fund	0.825%	0.575%
RBC BlueBay Global High Yield Bond Fund	0.70%	0.45%

II.	The Annual Advisory Fee Rate listed in the table on page 31 of the SAI is changed from 0.85% to 0.59% of average daily net assets with respect to the RBC BlueBay Diversified Credit Fund.

III.

The Funds’ Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Funds to reflect the modified structure of the contractual expense limitations in effect with the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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